Financial obligations - Additional information (Details)									1 Months Ended	12 Months Ended
	May 22, 2023	Apr. 29, 2022 USD ($) installment	Jan. 03, 2022 USD ($)	Nov. 02, 2020	Oct. 29, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jun. 30, 2014 USD ($)	Dec. 02, 2009 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 02, 2022 USD ($)	Jul. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 29, 2018 USD ($)	Jun. 27, 2016 USD ($)	Feb. 12, 2009 USD ($)
Disclosure of Financial obligations [Line Items]
Bank loans										$ 0	$ 0	$ 50,000,000				$ 65,793,000
Equity										3,169,211,000	3,162,941,000	2,538,531,000			$ 2,799,857,000
Amount of prepaid										$ 49,000,000	$ 50,000,000	$ 65,793,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount														$ 550,000,000				$ 275,000,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio						1.3
Banco De Credito Del Peru - New Financial Obligation [Member] | Maximum
Disclosure of Financial obligations [Line Items]
Leverage ratio						1.0
Indebtedness ratio						2.25
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2024 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 113,325,695
Borrowings, interest rate						3.76%
Borrowings, maturity						October 2024
Term of debt						5 years
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 48,568,155
Borrowings, interest rate basis	Three-month SOFR plus 2.65%					Three-month LIBOR plus 2.39
Borrowings, adjustment to interest rate basis	2.65%					2.39%
Borrowings, maturity						October 2026
Term of debt						7 years
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche I
Disclosure of Financial obligations [Line Items]
Notional amount		$ 35,000,000
Borrowings, interest rate		5.05%
Final installment amount		$ 22,531,250
Term of debt		60 months
Amortization of outstanding principal		$ 9,191,364
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche II
Disclosure of Financial obligations [Line Items]
Notional amount		$ 55,000,000
Borrowings, interest rate		5.05%
Final installment amount		$ 35,406,250
Term of debt		60 months
Amortization of outstanding principal		$ 13,904,800
Number of fixed quarterly installments | installment		20
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount							$ 103,373,000		$ 103,373,000								$ 119,000,000
Borrowings, interest rate basis							LIBOR 30 days plus 2.10	LIBOR 30 days plus 2.10
Final installment amount					$ 44,191,000		$ 68,905,000	$ 44,191,000	$ 68,905,000
Term of debt				18 months
Banco de Credito del Peru [member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio												1.1
Equity																			$ 30,000,000
Syndicated Term Loan | January 3, 2022
Disclosure of Financial obligations [Line Items]
Amount of prepaid			$ 100,000,000
Syndicated Term Loan | March 2, 2022
Disclosure of Financial obligations [Line Items]
Borrowings													$ 175,000,000